Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 357,693	kr 323,941
Book value of financial liabilities	329,384	309,729
Fair value of financial assets	356,050	331,720
Fair value of financial liabilities	329,586	310,253
Surplus value (+) /Deficit value (-), financial assets	(1,643)	7,779
Surplus value (+) /Deficit value (-) financial liabilities	202	524
Borrowing from credit institutions
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Book value of financial liabilities	11,816	5,230
Fair value of financial liabilities	11,816	5,230
Borrowing from the public
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Book value of financial liabilities		10,000
Fair value of financial liabilities		10,000
Debt securities issued
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Book value of financial liabilities	303,562	279,770
Fair value of financial liabilities	303,764	280,294
Surplus value (+) /Deficit value (-) financial liabilities	202	524
Derivatives
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Book value of financial liabilities	14,006	14,729
Fair value of financial liabilities	14,006	14,729
Cash and cash equivalents
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Book value of financial assets	15,901	11,128
Fair value of financial assets	15,901	11,128
Treasuries/government bonds
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Book value of financial assets	9,988	10,872
Fair value of financial assets	9,988	10,872
Other interest-bearing securities except loans
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Book value of financial assets	42,142	45,881
Fair value of financial assets	42,142	45,881
Loans in the form of interest-bearing securities
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Book value of financial assets	50,352	46,578
Fair value of financial assets	50,337	47,991
Surplus value (+) /Deficit value (-), financial assets	(15)	1,413
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	24,791	20,775
Fair value of financial assets	24,730	20,993
Surplus value (+) /Deficit value (-), financial assets	(61)	218
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	200,109	180,288
Fair value of financial assets	198,542	186,436
Surplus value (+) /Deficit value (-), financial assets	(1,567)	6,148
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	14,410	8,419
Fair value of financial assets	kr 14,410	kr 8,419